Other Equity Instruments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 2,196,000,000	£ 2,196,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500,000,000	£ 500,000,000
Interest rate	0.0675	0.0675
Other equity interest maturity period	2024-06	2024-06
Other equity instruments	£ 496,000,000	£ 496,000,000
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500,000,000	£ 500,000,000
Interest rate	0.0630	0.0630
Other equity interest maturity period	2025-03	2025-03
Other equity instruments	£ 500,000,000	£ 500,000,000
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 450,000,000	£ 450,000,000
Interest rate	0.0425	0.0425
Other equity interest maturity period	2026-03	2026-03
Other equity instruments	£ 450,000,000	£ 450,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 750,000,000	£ 750,000,000
Interest rate	0.0650	0.0650
Other equity interest maturity period	2027-06	2027-06
Other equity instruments	£ 750,000,000	£ 750,000,000